Supplemental Guarantor and Non-Guarantor Financial Information - Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 2,070,964	$ 382,990	$ 225,557	$ 163,709
Marketable investment securities	187,923	253,343
Trade accounts receivable, net	182,512	139,510
Trade accounts receivable - DISH Network	19,323	21,258
Inventory	62,638	48,797
Advances to affiliates, net	110,452	47,387
Other current assets	46,314	51,495
Total current assets	2,680,126	944,780
Restricted cash and cash equivalents	11,820	20,140
Property and equipment, net	2,294,726	2,265,402
Regulatory authorizations	471,658	471,658
Goodwill	504,173	504,173
Other intangible assets, net	80,734	115,420
Investments in unconsolidated entities	42,560	41,481
Investment in subsidiaries	0	0
Advances to affiliates	0	0
Other noncurrent assets, net	295,737	208,225
Total assets	6,381,534	4,571,279
Liabilities and Shareholders' Equity (Deficit)
Trade accounts payable	106,416	97,667
Current portion of long-term debt and capital lease obligations	32,984	30,284
Advances from affiliates, net	598	3,773
Accrued expenses and other	220,313	181,236
Total current liabilities	360,311	312,960
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	3,622,463	2,154,988
Deferred tax liabilities, net	528,462	452,350
Advances from affiliates	31,968	25,283
Other noncurrent liabilities	83,307	84,058
Total HSS shareholders’ equity	1,742,193	1,530,330
Noncontrolling interests	12,830	11,310
Total liabilities and shareholders’ equity	6,381,534	4,571,279
Eliminations
Assets
Cash and cash equivalents	0	0	0	0
Marketable investment securities	0	0
Trade accounts receivable, net	0	0
Trade accounts receivable - DISH Network	0	0
Inventory	0	0
Advances to affiliates, net	(893,866)	(766,208)
Other current assets	0	0
Total current assets	(893,866)	(766,208)
Restricted cash and cash equivalents	0	0
Property and equipment, net	0	0
Regulatory authorizations	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in unconsolidated entities	0	0
Investment in subsidiaries	(4,036,331)	(3,517,653)
Advances to affiliates	(61,461)	(1,378)
Other noncurrent assets, net	(92,727)	(254,486)
Total assets	(5,084,385)	(4,539,725)
Liabilities and Shareholders' Equity (Deficit)
Trade accounts payable	0	0
Current portion of long-term debt and capital lease obligations	0	0
Advances from affiliates, net	(893,866)	(766,207)
Accrued expenses and other	0	0
Total current liabilities	(893,866)	(766,207)
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	0	0
Deferred tax liabilities, net	(92,727)	(254,487)
Advances from affiliates	(61,461)	(1,378)
Other noncurrent liabilities	0	0
Total HSS shareholders’ equity	(4,036,331)	(3,517,653)
Noncontrolling interests	0	0
Total liabilities and shareholders’ equity	(5,084,385)	(4,539,725)
HSS
Assets
Cash and cash equivalents	1,991,949	300,634	142,762	97,674
Marketable investment securities	177,614	238,249
Trade accounts receivable, net	0	0
Trade accounts receivable - DISH Network	0	0
Inventory	0	0
Advances to affiliates, net	10	10
Other current assets	48	40
Total current assets	2,169,621	538,933
Restricted cash and cash equivalents	11,097	11,985
Property and equipment, net	0	0
Regulatory authorizations	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in unconsolidated entities	0	0
Investment in subsidiaries	3,721,688	3,350,914
Advances to affiliates	700	700
Other noncurrent assets, net	92,727	254,486
Total assets	5,995,833	4,157,018
Liabilities and Shareholders' Equity (Deficit)
Trade accounts payable	0	0
Current portion of long-term debt and capital lease obligations	0	0
Advances from affiliates, net	850,807	739,810
Accrued expenses and other	44,654	28,154
Total current liabilities	895,461	767,964
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	3,358,179	1,858,724
Deferred tax liabilities, net	0	0
Advances from affiliates	0	0
Other noncurrent liabilities	0	0
Total HSS shareholders’ equity	1,742,193	1,530,330
Noncontrolling interests	0	0
Total liabilities and shareholders’ equity	5,995,833	4,157,018
Guarantor Subsidiaries
Assets
Cash and cash equivalents	53,905	55,767	51,592	34,340
Marketable investment securities	10,309	15,094
Trade accounts receivable, net	138,861	101,923
Trade accounts receivable - DISH Network	19,323	21,258
Inventory	45,623	39,948
Advances to affiliates, net	999,340	807,341
Other current assets	19,183	24,565
Total current assets	1,286,544	1,065,896
Restricted cash and cash equivalents	0	7,500
Property and equipment, net	2,061,831	2,181,495
Regulatory authorizations	471,658	471,658
Goodwill	504,173	504,173
Other intangible assets, net	80,734	115,420
Investments in unconsolidated entities	42,560	41,481
Investment in subsidiaries	314,643	166,739
Advances to affiliates	60,761	678
Other noncurrent assets, net	142,091	135,970
Total assets	4,964,995	4,691,010
Liabilities and Shareholders' Equity (Deficit)
Trade accounts payable	94,095	86,496
Current portion of long-term debt and capital lease obligations	32,177	28,829
Advances from affiliates, net	12,228	5,307
Accrued expenses and other	136,921	130,532
Total current liabilities	275,421	251,164
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	262,883	295,060
Deferred tax liabilities, net	621,061	706,837
Advances from affiliates	0	0
Other noncurrent liabilities	80,532	84,006
Total HSS shareholders’ equity	3,725,098	3,353,943
Noncontrolling interests	0	0
Total liabilities and shareholders’ equity	4,964,995	4,691,010
Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	25,110	26,589	$ 31,203	$ 31,695
Marketable investment securities	0	0
Trade accounts receivable, net	43,651	37,587
Trade accounts receivable - DISH Network	0	0
Inventory	17,015	8,849
Advances to affiliates, net	4,968	6,244
Other current assets	27,083	26,890
Total current assets	117,827	106,159
Restricted cash and cash equivalents	723	655
Property and equipment, net	232,895	83,907
Regulatory authorizations	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in unconsolidated entities	0	0
Investment in subsidiaries	0	0
Advances to affiliates	0	0
Other noncurrent assets, net	153,646	72,255
Total assets	505,091	262,976
Liabilities and Shareholders' Equity (Deficit)
Trade accounts payable	12,321	11,171
Current portion of long-term debt and capital lease obligations	807	1,455
Advances from affiliates, net	31,429	24,863
Accrued expenses and other	38,738	22,550
Total current liabilities	83,295	60,039
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	1,401	1,204
Deferred tax liabilities, net	128	0
Advances from affiliates	93,429	26,661
Other noncurrent liabilities	2,775	52
Total HSS shareholders’ equity	311,233	163,710
Noncontrolling interests	12,830	11,310
Total liabilities and shareholders’ equity	$ 505,091	$ 262,976